Goodwill	12 Months Ended
Dec. 31, 2025
Goodwill
Goodwill

9. Goodwill

Retail and Mail Order Pharmacy
At December 31, 2023	$3,102
Effects of movements in exchange rates	273
At December 31, 2024	$3,375
Additions - business combinations (note 4)	1,063
Effects of movements in exchange rates	(178)
At December 31, 2025	$4,260

The additions to goodwill during the year ended December 31, 2025 were the result of the Company’s acquisitions of Gateway Pharmacy and West Olympia Pharmacy. For more information in regards to these acquisitions, see note 4 – business combinations, above.

The Company performed an annual impairment test with respect to the goodwill acquired as part of the Marley Drug, Gateway Pharmacy and West Olympia Pharmacy acquisitions. The recoverable amount of the Retail and Mail Order Pharmacy CGU, in which Marley Drug, Gateway Pharmacy and West Olympia Pharmacy are included, has been determined based on value in use for the year ended December 31, 2025.

(a) Key assumptions used in valuation calculations

The calculation of value in use for all the CGUs or group of CGUs is most sensitive to the following assumptions:

(i) Discount rate

Discount rates reflect the current market assessment of risks specific to each CGU or group of CGUs. The discount rate was estimated based on the weighted average cost of capital calculated based on the Company’s performance relative to its industry. This rate was further adjusted to reflect the market assessment of any risk specific to the CGU or group of CGUs for which future estimates of cash flows have not been adjusted. The discount rate used during the value in use assessment completed at December 31, 2025, was 13.00%.

(ii) Operating margin

Forecasted operating margins are based on actual operating margins, less operational expenses achieved in the preceding years, plus adjustments to normalize the forecast for any non-reoccurring items. Margins are kept constant over the forecast period, with the exception of adjustments made in relation to inflation in future periods, unless management has started an efficiency improvement process.

(iii) Revenue growth rates

Revenue growth rates are based on approved budgets, published research, and current customer contracts. Management considers various factors when assessing revenue growth rates used within their assessment, including, but not limited to, changes in customer demographic and attrition of current customer base. The revenue growth rate used during the assessment completed at December 31, 2025 was approximately 2% on average over the forecast period.